Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of commitments related to long-term contracts

	12.31.2024	12.31.2023
Energy purchase and transportation contracts	102,761,072	102,523,854
Acquisition of assets for electricity distribution	2,435,097	1,741,146
Improvements in transmission facilities	310,665	—
Modernization of GPS UHE	215,573	—
Acquisition of fixed assets and improvements in wind farms	25,673	—